Derivative Financial Instruments and Off-balance sheet Financial Instruments - Derivatives not designated as accounting hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 59	$ 38	$ 11
Realized capital gains (losses)
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	43	(46)	0
Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(5)	9	9
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	43	41	18
Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(22)	34	(16)
Interest rate contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(2)
Interest rate contracts | Realized capital gains (losses)
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(2)
Interest rate contracts | Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0
Interest rate contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0
Interest rate contracts | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0
Equity and index contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(24)	60	25
Equity and index contracts | Realized capital gains (losses)
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	21	(15)	(12)
Equity and index contracts | Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Equity and index contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(24)	47	18
Equity and index contracts | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(21)	28	19
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	62	3	9
Embedded derivative financial instruments | Realized capital gains (losses)
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Embedded derivative financial instruments | Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(5)	9	9
Embedded derivative financial instruments | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	67	(6)	0
Embedded derivative financial instruments | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Foreign currency contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	28	(21)	(18)
Foreign currency contracts | Realized capital gains (losses)
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	29	(27)	17
Foreign currency contracts | Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Foreign currency contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Foreign currency contracts | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(1)	6	(35)
Credit default contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	2	(4)	(5)
Credit default contracts | Realized capital gains (losses)
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	2	(4)	(5)
Credit default contracts | Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Credit default contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	0	0
Credit default contracts | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0	$ 0	$ 0
Total return swap agreements - equity index
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(1)
Total return swap agreements - equity index | Realized capital gains (losses)
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(6)
Total return swap agreements - equity index | Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0
Total return swap agreements - equity index | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0
Total return swap agreements - equity index | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0
Total return swap agreements - fixed income
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(6)
Total return swap agreements - fixed income | Realized capital gains (losses)
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(1)
Total return swap agreements - fixed income | Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0
Total return swap agreements - fixed income | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	0
Total return swap agreements - fixed income | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 0